AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 91.7%
Argentina — 0.7%
Adecoagro SA*	13,800	$ 80,454
Banco BBVA Argentina SA, ADR	20,543	88,951
Banco Macro SA, ADR	4,484	116,674
Central Puerto SA, ADR*	27,870	82,217
Cresud SACIF y A, ADR*	6,708	39,644
Grupo Financiero Galicia SA, ADR	18,027	234,351
Loma Negra Cia Industrial Argentina SA, ADR*	38,311	220,288
MercadoLibre, Inc.*	2,300	1,267,829
Pampa Energia SA*	43,686	30,566
Pampa Energia SA, ADR*(a)	9,419	163,514
Telecom Argentina SA, ADR	7,556	75,560
Transportadora de Gas del Sur SA (Class B Stock), ADR(a)	19,630	166,659
YPF SA, ADR(a)	26,273	243,025
		2,809,732
Bahrain — 0.8%
Ahli United Bank BSC	1,797,430	1,582,902
Al Salam Bank-Bahrain BSC	2,025,163	482,458
GFH Financial Group BSC	2,125,276	509,146
Ithmaar Holding BSC*	4,745,026	347,231
		2,921,737
Botswana — 0.4%
Barclays Bank of Botswana Ltd.	466,032	227,620
Botswana Insurance Holdings Ltd.	123,564	195,588
Choppies Enterprises Ltd.*^	534,631	5
First National Bank of Botswana Ltd.	885,555	221,128
Letshego Holdings Ltd.	1,667,377	128,158
Sechaba Breweries Holdings Ltd.	401,237	746,161
Standard Chartered Bank Botswana Ltd.	91,217	13,750
Turnstar Holdings Ltd.	202,180	51,559
		1,583,969
Brazil — 4.2%
Aliansce Sonae Shopping Centers SA	15,756	149,143
Ambev SA, ADR(a)	158,300	731,347
B3 SA - Brasil Bolsa Balcao	41,049	432,922
Banco do Brasil SA	25,875	283,975
BR Malls Participacoes SA	120,885	421,573
BRF SA*	19,060	175,510
CCR SA	70,963	294,615
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	11,700	138,996
Cia de Saneamento de Minas Gerais-COPASA	8,300	135,578
Cia Energetica de Minas Gerais, ADR(a)	74,196	251,524
Cia Paranaense de Energia, ADR	15,400	184,954
Cia Siderurgica Nacional SA	39,600	126,283
Cielo SA	104,756	201,698
Cosan SA	13,500	173,147
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	241,447
	Shares	Value
Common Stocks (continued)
Brazil (cont’d.)
EDP - Energias do Brasil SA	29,400	$ 136,989
Embraer SA, ADR(a)	19,800	341,550
Engie Brasil Energia SA	27,375	292,465
Equatorial Energia SA	15,100	364,985
Even Construtora e Incorporadora SA*	70,900	177,124
Hapvida Participacoes e Investimentos SA, 144A	29,300	383,338
Hypera SA	84,100	680,095
Iguatemi Empresa de Shopping Centers SA	26,800	305,672
Iochpe Maxion SA	19,300	88,674
Itau Unibanco Holding SA, ADR	60,910	512,253
Klabin SA, UTS	25,100	92,608
Kroton Educacional SA	65,300	176,179
Localiza Rent a Car SA	34,435	376,759
Lojas Renner SA	40,220	487,583
Marfrig Global Foods SA*	48,640	128,655
MRV Engenharia e Participacoes SA	45,600	194,804
Multiplan Empreendimentos Imobiliarios SA	67,000	464,894
Natura Cosmeticos SA	20,600	169,115
Notre Dame Intermedica Participacoes SA	59,300	777,831
Odontoprev SA	40,500	158,298
Pagseguro Digital Ltd. (Class A Stock)*	21,600	1,000,296
Qualicorp Consultoria e Corretora de Seguros SA	47,246	352,615
Raia Drogasil SA	16,000	369,140
Rumo SA*	72,457	428,295
Smiles Fidelidade SA	27,300	247,970
StoneCo Ltd. (Class A Stock)*(a)	13,800	479,964
Suzano SA	28,445	231,054
TIM Participacoes SA	121,633	350,413
TOTVS SA	23,100	321,125
Ultrapar Participacoes SA	57,200	254,409
Vale SA*	21,500	248,068
Vale SA, ADR*	86,492	994,658
WEG SA	70,318	411,251
YDUQS Part	35,100	303,443
		16,245,284
Bulgaria — 0.3%
CB First Investment Bank AD*	155,563	276,300
Central Cooperative Bank AD*	87,402	77,410
Chimimport AD	265,946	252,400
Industrial Holding Bulgaria PLC*	72,512	42,006
MonBat AD	48,227	177,387
Petrol AD*	22,682	8,233
Sopharma AD/Sofia*	197,237	370,676
		1,204,412
Chile — 2.8%
AES Gener SA	509,062	110,658
Aguas Andinas SA (Class A Stock)	327,850	179,314
Almendral SA*	1,092,556	68,447
Banco de Chile	4,425,933	619,746
Banco de Credito e Inversiones SA	7,067	445,066
Banco Santander Chile	7,999,156	563,556
A1

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Chile (cont’d.)
Cencosud SA	298,652	$ 491,507
Cia Cervecerias Unidas SA, ADR	14,950	331,740
Cia Sud Americana de Vapores SA*	6,656,301	231,142
Colbun SA	772,001	139,238
Embotelladora Andina SA (Class B Stock), ADR(a)	9,150	183,366
Empresa Nacional de Telecomunicaciones SA*	40,124	351,813
Empresas CMPC SA	227,425	528,990
Empresas CopEC SA	110,610	1,042,918
Enel Americas SA	3,461,814	633,823
Enel Chile SA	2,951,733	255,157
Engie Energia Chile SA	49,355	87,318
Forus SA	18,500	38,268
Itau CorpBanca	26,181,273	198,240
Latam Airlines Group SA, ADR(a)	99,283	1,102,041
Parque Arauco SA	252,612	720,610
Plaza SA	90,942	228,094
Ripley Corp. SA	305,926	218,384
SACI Falabella	158,403	885,267
Salfacorp SA	153,524	151,806
Sociedad Quimica y Minera de Chile SA, ADR	19,000	528,010
SONDA SA	194,134	236,960
Vina Concha y Toro SA	139,650	277,519
		10,848,998
China — 10.5%
3SBio, Inc., 144A*	124,500	207,307
AAC Technologies Holdings, Inc.	53,500	284,833
AECC Aviation Power Co. Ltd. (Class A Stock)	13,100	40,115
Agricultural Bank of China Ltd. (Class H Stock)	303,000	118,727
Air China Ltd. (Class H Stock)	142,000	125,272
Aisino Corp. (Class A Stock)	22,400	65,716
Alibaba Group Holding Ltd., ADR*	7,400	1,237,503
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	336,905
Anhui Conch Cement Co. Ltd. (Class H Stock)	139,000	827,242
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	84,747
Baidu, Inc., ADR*	1,715	176,233
Bank of Beijing Co. Ltd. (Class A Stock)	59,956	45,034
Bank of China Ltd. (Class H Stock)	816,000	321,278
Bank of Communications Co. Ltd. (Class H Stock)	338,800	221,328
Bank of Ningbo Co. Ltd. (Class A Stock)	39,600	139,733
BBMG Corp. (Class H Stock)	684,000	196,906
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	124,646
Beijing Enterprises Holdings Ltd.	41,500	191,139
Beijing Enterprises Water Group Ltd.*	476,000	243,915
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)	76,500	54,243
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Beijing Originwater Technology Co. Ltd. (Class A Stock)	72,800	$ 68,425
Beijing Water Business Doctor Co. Ltd. (Class A Stock)	36,500	30,729
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	91,134
Brilliance China Automotive Holdings Ltd.	264,000	284,183
BYD Co. Ltd. (Class H Stock)(a)	36,000	180,172
Cangzhou Mingzhu Plastic Co. Ltd. (Class A Stock)	43,160	20,604
CGN Power Co. Ltd. (Class H Stock), 144A	737,000	186,499
China Agri-Industries Holdings Ltd.	565,000	183,875
China Biologic Products Holdings, Inc.*(a)	3,200	366,304
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	95,520
China Coal Energy Co. Ltd. (Class H Stock)	437,000	177,879
China Communications Construction Co. Ltd. (Class H Stock)	229,000	179,430
China Communications Services Corp. Ltd. (Class H Stock)	396,000	224,339
China Construction Bank Corp. (Class H Stock)	604,670	460,853
China Everbright Ltd.	32,000	37,511
China Evergrande Group	67,000	143,038
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	64,192
China Life Insurance Co. Ltd. (Class H Stock)	81,000	187,715
China Longyuan Power Group Corp. Ltd. (Class H Stock)	283,000	159,152
China Medical System Holdings Ltd.	245,000	291,598
China Mengniu Dairy Co. Ltd.*	195,000	731,371
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	280,333
China Merchants Port Holdings Co. Ltd.	114,000	171,864
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	38,200	101,410
China Minsheng Banking Corp. Ltd. (Class H Stock)	113,160	76,998
China Mobile Ltd.	77,500	642,854
China Molybdenum Co. Ltd. (Class H Stock)	753,000	250,366
China National Building Material Co. Ltd. (Class H Stock)	368,000	331,488
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	46,377
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	57,951
China Oilfield Services Ltd. (Class H Stock)	138,000	165,564
China Overseas Land & Investment Ltd.	292,720	921,775

A2

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
China Overseas Property Holdings Ltd.	420,240	$ 207,882
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	162,651
China Petroleum & Chemical Corp. (Class H Stock)	1,221,000	726,365
China Power International Development Ltd.	478,000	99,582
China Railway Group Ltd. (Class H Stock)	363,000	220,747
China Resources Beer Holdings Co. Ltd.	114,000	605,590
China Resources Gas Group Ltd.	58,000	286,521
China Resources Land Ltd.	90,444	379,727
China Resources Power Holdings Co. Ltd.	141,400	171,872
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	415,454
China Shipbuilding Industry Co. Ltd. (Class A Stock)	59,700	46,034
China State Construction Engineering Corp. Ltd. (Class A Stock)	100,240	76,240
China Taiping Insurance Holdings Co. Ltd.	39,800	89,060
China Telecom Corp. Ltd. (Class H Stock)	532,000	242,587
China Unicom Hong Kong Ltd.	262,052	278,553
China United Network Communications Ltd. (Class A Stock)	113,700	95,593
China Vanke Co. Ltd. (Class H Stock)	272,500	949,820
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	128,122
China Yurun Food Group Ltd.*	741,000	87,054
China Zhongwang Holdings Ltd.	418,000	170,604
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)*	132,800	67,020
CITIC Ltd.	235,000	297,225
CNOOC Ltd.	561,000	856,665
COSCO SHIPPING Development Co. Ltd. (Class H Stock)	683,000	78,661
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	194,000	86,114
COSCO SHIPPING Ports Ltd.	252,000	201,347
Country Garden Holdings Co. Ltd.	230,831	293,107
Country Garden Services Holdings Co. Ltd.	20,440	59,103
CRRC Corp. Ltd. (Class H Stock)	256,000	178,914
CSPC Pharmaceutical Group Ltd.	264,000	531,740
Ctrip.com International Ltd., ADR*	3,800	111,302
Daqin Railway Co. Ltd. (Class A Stock)	62,400	66,307
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	184,542
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	45,182
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	306,200
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)*	18,200	16,945
	Shares	Value
Common Stocks (continued)
China (cont’d.)
East Money Information Co. Ltd. (Class A Stock)	52,704	$ 108,899
Financial Street Holdings Co. Ltd. (Class A Stock)	59,800	64,479
Ganfeng Lithium Co. Ltd. (Class A Stock)	14,700	46,347
GD Power Development Co. Ltd. (Class A Stock)	149,300	49,915
GEM Co. Ltd. (Class A Stock)	55,300	34,438
Gemdale Corp. (Class A Stock)	42,300	68,322
Golden Eagle Retail Group Ltd.	242,000	263,422
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	17,600	141,301
Guangdong Baolihua New Energy Stock Co. Ltd. (Class A Stock)	54,700	47,333
Guangdong Investment Ltd.	224,000	439,030
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	49,111
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	263,073	252,035
Haier Smart Home Co. Ltd. (Class A Stock)	46,500	99,621
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	95,676
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	13,500	67,012
Hengan International Group Co. Ltd.	58,000	382,121
Hengyi Petrochemical Co. Ltd. (Class A Stock)	32,400	59,036
Huaneng Power International, Inc. (Class H Stock)	616,000	296,066
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	225,765
Hubei Energy Group Co. Ltd. (Class A Stock)	136,000	77,511
Hundsun Technologies, Inc. (Class A Stock)	13,650	141,229
Iflytek Co. Ltd. (Class A Stock)*	16,800	74,951
Industrial & Commercial Bank of China Ltd. (Class H Stock)	693,000	464,499
Industrial Bank Co. Ltd. (Class A Stock)	40,600	99,729
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)	217,140	44,283
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	15,500	61,897
JD.com, Inc., ADR*	6,900	194,649
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	203,480
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	11,664	132,137
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	256,261
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	53,237
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)*^	29,069	7,246
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	16,717

A3

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Kingboard Holdings Ltd.	70,500	$ 187,699
Kunlun Energy Co. Ltd.	230,000	198,239
Kweichow Moutai Co. Ltd. (Class A Stock)	1,400	225,362
Lenovo Group Ltd.	452,000	301,574
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	14,700	51,553
Li Ning Co. Ltd.	152,979	440,121
Luye Pharma Group Ltd., 144A	378,000	270,269
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	106,136
Midea Group Co. Ltd. (Class A Stock)	17,100	122,287
NetEase, Inc., ADR	1,100	292,798
New Oriental Education & Technology Group, Inc., ADR*	1,250	138,450
Oceanwide Holdings Co. Ltd. (Class A Stock)	61,500	37,152
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	49,486
Oriental Pearl Group Co. Ltd. (Class A Stock)	27,170	34,793
Ourpalm Co. Ltd. (Class A Stock)*	78,600	52,166
Perfect World Co. Ltd. (Class A Stock)	18,200	70,755
PetroChina Co. Ltd. (Class H Stock)	1,322,000	679,284
PICC Property & Casualty Co. Ltd. (Class H Stock)	75,000	87,663
Ping An Bank Co. Ltd. (Class A Stock)	81,900	178,750
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	864,459
Poly Developments and Holdings Group Co. Ltd. (Class A Stock)	62,200	124,424
Real Gold Mining Ltd.*^	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	56,083
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	80,201
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	74,303
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	82,512
Semiconductor Manufacturing International Corp.*	276,000	346,547
Shandong Gold Mining Co. Ltd. (Class A Stock)	21,700	101,824
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	389,319
Shanghai Electric Group Co. Ltd. (Class H Stock)	382,000	123,325
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	36,500	98,535
Shanghai Industrial Holdings Ltd.	85,000	158,713
Shanghai Industrial Urban Development Group Ltd.	85,000	10,742
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	276,525
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	106,705
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	48,900	40,282
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	21,300	$ 72,676
Shimao Property Holdings Ltd.	42,000	122,827
SINA Corp.*	2,000	78,380
Sino-Ocean Group Holding Ltd.	161,500	54,999
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	370,000	107,905
Sinopharm Group Co. Ltd. (Class H Stock)	133,200	417,978
Sohu.com Ltd., ADR*	1,600	16,256
Suning.com Co. Ltd. (Class A Stock)	22,000	31,911
Sunny Optical Technology Group Co. Ltd.	47,400	699,616
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	15,820	34,477
Tencent Holdings Ltd.	35,000	1,474,214
Tianqi Lithium Corp. (Class A Stock)	12,075	45,909
Tingyi Cayman Islands Holding Corp.	138,000	194,452
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	13,800	33,829
Tsinghua Tongfang Co. Ltd. (Class A Stock)*	32,900	37,637
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	326,309
Wanda Film Holding Co. Ltd. (Class A Stock)*	23,300	56,746
Wanhua Chemical Group Co. Ltd. (Class A Stock)	21,780	134,613
Want Want China Holdings Ltd.	532,400	426,158
Weichai Power Co. Ltd. (Class H Stock)	208,000	301,339
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	136,283
Wintime Energy Co. Ltd. (Class A Stock)*	109,800	22,345
Wuliangye Yibin Co. Ltd. (Class A Stock)	8,700	157,907
Xiaomi Corp. (Class B Stock), 144A*	746,600	842,988
Yangzijiang Shipbuilding Holdings Ltd.	184,600	128,455
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	118,067
Youngor Group Co. Ltd. (Class A Stock)	60,368	54,184
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	7,500	79,813
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	212,488
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	128,053
Zhongsheng Group Holdings Ltd.	134,000	423,363
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	514,778
ZTE Corp. (Class H Stock)*	261,529	698,932
		40,337,435
Colombia — 1.3%
Almacenes Exito SA^	75,552	382,536
Bancolombia SA	29,008	326,924

A4

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Colombia (cont’d.)
Bancolombia SA, ADR	10,600	$ 524,170
Celsia SA ESP	124,720	158,946
Cementos Argos SA	110,227	233,757
CEMEX Latam Holdings SA*	30,558	37,407
Corp Financiera Colombiana SA*	12,268	98,497
Ecopetrol SA, ADR(a)	54,600	929,838
Grupo Argos SA	97,306	479,260
Grupo de Inversiones Suramericana SA	25,000	236,351
Grupo Energia Bogota SA ESP	271,100	170,606
Grupo Nutresa SA	85,096	620,125
Interconexion Electrica SA ESP	129,241	677,401
		4,875,818
Croatia — 0.6%
AD Plastik DD	2,554	64,993
Atlantic Grupa dd	1,432	273,705
Atlantska Plovidba dd ZA Medjunarodni Prijevoz Robe I Putnika*	1,177	73,366
Ericsson Nikola Tesla dd	1,376	239,929
Hrvatski Telekom dd	22,650	556,535
Koncar-Elektroindustrija DD	645	62,100
Ledo dd*^	122	—
Podravka Prehrambena Ind DD	5,836	408,524
Valamar Riviera DD	82,391	452,970
Zagrebacka Banka dd	24,666	216,029
		2,348,151
Czech Republic — 0.7%
CEZ A/S	53,025	1,171,465
Komercni banka A/S	21,800	737,277
Moneta Money Bank A/S, 144A	82,900	255,599
O2 Czech Republic A/S	35,956	325,888
Philip Morris CR A/S	290	167,738
		2,657,967
Estonia — 0.4%
AS Merko Ehitus	9,442	94,619
AS Tallinna Vesi (Class A Stock)	33,851	400,229
Tallink Grupp A/S	485,209	500,495
Tallinna Kaubamaja Grupp A/S	68,345	606,001
		1,601,344
Ghana — 0.4%
CAL Bank Ltd.	1,302,943	215,149
FAN Milk Ltd.*	47,251	44,417
Ghana Commercial Bank Ltd.	1,190,800	1,088,273
Standard Chartered Bank Ghana Ltd.	91,000	282,680
Unilever Ghana Ltd.	13,100	40,550
		1,671,069
Greece — 1.4%
Aegean Airlines SA	12,691	112,060
Alpha Bank AE*	200,493	375,051
Athens Water Supply & Sewage Co. SA	16,362	141,972
Diana Shipping, Inc.*	19,100	64,558
	Shares	Value
Common Stocks (continued)
Greece (cont’d.)
Ellaktor SA*	48,048	$ 95,938
Eurobank Ergasias SA*	315,677	305,905
FF Group*	6,443	14,497
Fourlis Holdings SA*	14,272	85,907
GEK Terna Holding Real Estate Construction SA*	18,366	133,077
Hellenic Exchanges - Athens Stock Exchange SA	18,468	92,819
Hellenic Petroleum SA	18,424	167,667
Hellenic Telecommunications Organization SA	65,963	907,500
Holding Co. ADMIE IPTO SA	42,738	96,937
JUMBO SA	16,710	316,885
LAMDA Development SA*	19,486	166,326
Motor Oil Hellas Corinth Refineries SA	19,005	443,816
Mytilineos SA	26,812	280,184
National Bank of Greece SA*	64,111	195,636
OPAP SA	42,571	437,765
Piraeus Bank SA*	47,838	161,096
Public Power Corp. SA*	49,159	168,773
Sarantis SA	12,266	108,254
Star Bulk Carriers Corp.*(a)	8,800	88,616
Terna Energy SA*	24,133	194,648
Tsakos Energy Navigation Ltd.	22,400	66,080
		5,221,967
Hong Kong — 0.6%
China Gas Holdings Ltd.	151,800	587,682
Fullshare Holdings Ltd.*	412,500	13,481
Lee & Man Paper Manufacturing Ltd.	287,000	155,478
Nine Dragons Paper Holdings Ltd.	107,000	90,282
Sino Biopharmaceutical Ltd.	677,000	862,566
WH Group Ltd., 144A	712,000	639,223
		2,348,712
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	121,405	173,825
MOL Hungarian Oil & Gas PLC	87,034	818,899
OTP Bank Nyrt	22,760	947,556
Richter Gedeon Nyrt	43,070	696,521
		2,636,801
India — 5.7%
ABB India Ltd.	4,500	96,429
ACC Ltd.	6,400	145,442
Adani Ports & Special Economic Zone Ltd.	42,715	249,728
Adani Power Ltd.*	177,209	161,112
Adani Transmission Ltd.*	22,722	73,447
Ambuja Cements Ltd.	48,142	138,680
Apollo Hospitals Enterprise Ltd.	5,400	106,544
Ashok Leyland Ltd.	173,423	168,319
Asian Paints Ltd.	11,000	273,977
Aurobindo Pharma Ltd.	27,300	227,310
Axis Bank Ltd.	24,709	239,225
Bajaj Auto Ltd.	3,960	164,559

A5

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Bajaj Finance Ltd.	1,900	$ 108,712
Bharat Forge Ltd.	19,185	120,995
Bharat Heavy Electricals Ltd.	159,180	108,936
Bharat Petroleum Corp. Ltd.	22,767	151,138
Bharti Airtel Ltd.	229,037	1,187,477
Bharti Infratel Ltd.	97,353	353,786
Bosch Ltd.	363	72,141
Britannia Industries Ltd.	2,706	112,646
CESC Ltd.	14,584	153,798
CG Power and Industrial Solutions Ltd.*	190,092	38,046
Cipla Ltd.	29,550	177,673
Coal India Ltd.	43,794	123,701
Colgate-Palmolive India Ltd.	3,100	65,860
Container Corp. Of India Ltd.	40,617	346,967
Crompton Greaves Consumer Electricals Ltd.	40,282	142,496
Dabur India Ltd.	31,638	200,018
Divi’s Laboratories Ltd.	9,319	219,220
DLF Ltd.	68,573	150,725
Dr. Reddy’s Laboratories Ltd.	7,725	294,493
Eicher Motors Ltd.	605	151,975
GAIL India Ltd.	127,172	241,817
Glenmark Pharmaceuticals Ltd.	18,324	84,129
Godrej Consumer Products Ltd.	18,150	176,368
Godrej Properties Ltd.*	8,888	130,546
Grasim Industries Ltd.	12,907	133,155
Havells India Ltd.	25,299	256,608
HCL Technologies Ltd.	15,740	240,197
HDFC Bank Ltd.	29,696	514,148
Hemisphere Properties India Ltd.*^	10,702	25,189
Hero MotoCorp Ltd.	4,595	175,575
Hindalco Industries Ltd.	66,600	179,964
Hindustan Unilever Ltd.	27,787	777,905
Housing Development Finance Corp. Ltd.	15,533	433,923
ICICI Bank Ltd., ADR	22,550	274,659
IDFC Ltd.	104,784	50,923
IFCI Ltd.*	510,307	50,834
Indiabulls Real Estate Ltd.*	90,254	58,626
Indian Oil Corp. Ltd.	73,996	154,204
Indraprastha Gas Ltd.	39,927	197,295
IndusInd Bank Ltd.	4,497	87,961
Info Edge India Ltd.	9,568	273,423
Infosys Ltd.	42,867	488,393
Infosys Ltd., ADR	42,340	481,406
InterGlobe Aviation Ltd., 144A	5,171	137,954
ITC Ltd.	115,623	424,635
Jindal Steel & Power Ltd.*	54,935	80,438
JSW Energy Ltd.	94,200	86,613
JSW Steel Ltd.	39,200	127,374
Kotak Mahindra Bank Ltd.	7,693	178,675
Larsen & Toubro Ltd., GDR	21,689	452,520
LIC Housing Finance Ltd.	8,515	45,309
Lupin Ltd.	21,741	219,732
Mahindra & Mahindra Ltd.	6,323	48,884
Mahindra & Mahindra Ltd., GDR	22,209	171,625
Marico Ltd.	33,828	188,406
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Maruti Suzuki India Ltd.	5,119	$ 485,541
Motherson Sumi Systems Ltd.	69,474	103,076
Nestle India Ltd.	1,100	215,978
NHPC Ltd.	226,173	71,228
NTPC Ltd.	253,766	421,349
Oberoi Realty Ltd.	16,917	121,396
Oil & Natural Gas Corp. Ltd.	66,302	123,502
Oil India Ltd.	26,164	53,738
Page Industries Ltd.	300	95,624
Phoenix Mills Ltd. (The)	6,465	63,653
Pidilite Industries Ltd.	9,888	201,608
Piramal Enterprises Ltd.	6,634	153,013
Power Grid Corp. of India Ltd.	184,293	518,487
Rajesh Exports Ltd.	8,600	81,065
Reliance Industries Ltd.	62,402	1,175,173
Reliance Industries Ltd., 144A, GDR	9,526	354,804
Reliance Infrastructure Ltd.	30,200	12,500
Siemens Ltd.	17,800	381,232
State Bank of India*	21,736	83,220
State Bank of India, GDR*	1,802	69,055
Sun Pharmaceutical Industries Ltd.	62,574	344,340
Sun TV Network Ltd.	13,419	89,625
Tata Communications Ltd.	10,702	56,709
Tata Consultancy Services Ltd.	20,252	600,748
Tata Motors Ltd., ADR*	6,690	56,129
Tata Power Co. Ltd. (The)	193,885	171,488
Tata Steel Ltd.	17,882	91,133
Tech Mahindra Ltd.	13,194	133,170
Titan Co. Ltd.	14,341	258,082
UltraTech Cement Ltd.	3,994	245,037
United Spirits Ltd.*	18,191	171,381
UPL Ltd.	29,948	255,450
Vedanta Ltd.	80,962	176,632
Vodafone Idea Ltd.*	699,203	60,761
Wipro Ltd.	38,630	130,908
WNS Holdings Ltd., ADR*	1,500	88,125
Zee Entertainment Enterprises Ltd.	60,145	225,737
		21,915,685
Indonesia — 3.0%
Ace Hardware Indonesia Tbk PT	716,000	89,449
Adaro Energy Tbk PT	3,507,400	320,204
Adhi Karya Persero Tbk PT	739,600	69,755
AKR Corporindo Tbk PT	523,500	140,288
Astra Agro Lestari Tbk PT	44,000	33,449
Astra International Tbk PT	2,110,700	983,885
Bank Central Asia Tbk PT	605,800	1,298,164
Bank Danamon Indonesia Tbk PT	301,900	101,257
Bank Mandiri Persero Tbk PT	1,077,600	530,165
Bank Negara Indonesia Persero Tbk PT	495,500	256,717
Bank Rakyat Indonesia Persero Tbk PT	2,922,100	848,999
Bukit ASAm Tbk PT	739,400	118,240
Bumi Serpong Damai Tbk PT*	1,358,400	133,030
Charoen Pokphand Indonesia Tbk PT	573,700	216,806
Ciputra Development Tbk PT	1,900,600	141,826
Gudang Garam Tbk PT	36,900	136,257

A6

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Indonesia (cont’d.)
Hanjaya Mandala Sampoerna Tbk PT	634,300	$ 102,693
Hanson International Tbk PT*	17,067,900	110,695
Indo Tambangraya Megah Tbk PT	147,000	128,772
Indocement Tunggal Prakarsa Tbk PT	331,500	438,159
Indofood CBP Sukses Makmur Tbk PT	217,300	184,604
Indofood Sukses Makmur Tbk PT	366,100	198,897
Jasa Marga Persero Tbk PT	360,000	145,021
Kalbe Farma Tbk PT	3,379,800	399,215
Matahari Department Store Tbk PT	452,200	109,397
Mitra Keluarga Karyasehat Tbk PT	1,121,000	214,564
Pakuwon Jati Tbk PT	2,139,300	100,421
Perusahaan Gas Negara Tbk PT	1,829,700	271,487
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	57,066
PP Persero Tbk PT	544,692	65,721
PP Properti Tbk PT	5,386,100	37,687
Puradelta Lestari Tbk PT	5,083,700	101,273
Semen Indonesia Persero Tbk PT	621,400	505,176
Sentul City Tbk PT*	5,826,100	47,333
Summarecon Agung Tbk PT	1,637,600	133,424
Surya Citra Media Tbk PT	503,100	41,243
Telekomunikasi Indonesia Persero Tbk PT	4,138,700	1,257,769
Tower Bersama Infrastructure Tbk PT	271,100	117,249
Unilever Indonesia Tbk PT	106,400	349,073
United Tractors Tbk PT	319,200	463,362
Vale Indonesia Tbk PT*	1,106,500	275,530
Waskita Karya Persero Tbk PT	870,000	101,306
Wijaya Karya Persero Tbk PT	729,800	99,137
XL Axiata Tbk PT*	641,600	156,461
		11,631,226
Jordan — 0.7%
Al-Eqbal Investment Co. PLC*	17,362	293,829
Arab Bank PLC	144,090	1,160,076
Arab Potash (The)	12,023	318,416
Bank of Jordan	51,326	152,707
Cairo Amman Bank	35,888	51,008
Capital Bank of Jordan	51,133	75,069
Jordan Ahli Bank	78,671	104,292
Jordan Islamic Bank	28,336	109,049
Jordan Petroleum Refinery Co.	79,590	360,981
Jordan Telecommunications Co. PSC	15,279	31,868
Jordanian Electric Power Co.	62,297	109,019
		2,766,314
Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC, GDR	33,307	405,686
KAZ Minerals PLC	133,538	709,267
KCell JSC, GDR	80,990	442,818
Nostrum Oil & Gas PLC*	368,390	56,640
		1,614,411
Kenya — 0.7%
Bamburi Cement Co. Ltd.	87,300	78,252
Barclays Bank of Kenya Ltd.	857,300	90,957
	Shares	Value
Common Stocks (continued)
Kenya (cont’d.)
British American Tobacco Kenya Ltd.	24,700	$ 115,508
Co-operative Bank of Kenya Ltd. (The)	552,500	63,636
Diamond Trust Bank Kenya Ltd.	63,910	70,134
East African Breweries Ltd.	345,300	643,892
Equity Group Holdings PLC	1,003,900	363,258
KCB Group Ltd.	865,400	350,617
Kenya Power & Lighting Ltd.*	2,326,505	65,717
Nation Media Group PLC	102,900	41,193
Safaricom PLC	2,615,100	694,159
Standard Chartered Bank Kenya Ltd.	44,331	85,498
		2,662,821
Kuwait — 1.5%
Agility Public Warehousing Co. KSC	216,897	512,254
Al Ahli Bank of Kuwait KSCP	55,586	55,683
Boubyan Bank KSCP	93,167	169,517
Boubyan Petrochemicals Co. KSCP	107,897	270,680
Burgan Bank SAK	77,586	80,767
Commercial Bank of Kuwait KPSC	87,842	144,219
Commercial Real Estate Co. KSC	546,287	165,083
Gulf Bank KSCP	142,227	129,887
Humansoft Holding Co. KSC	22,003	226,256
Integrated Holding Co. KCSC	80,225	107,906
Kuwait Finance House KSCP	339,164	753,602
Kuwait International Bank KSCP	41,082	36,594
Kuwait Portland Cement Co. KSC	23,371	84,423
Kuwait Projects Co. Holding KSCP	67,258	48,574
Kuwait Real Estate Co. KSC*	465,521	122,437
Mabanee Co. SAK	91,417	229,433
Mezzan Holding Co. KSCC	46,400	88,157
Mobile Telecommunications Co. KSC	427,072	754,904
National Bank of Kuwait SAKP	383,239	1,193,219
National Industries Group Holding SAK	265,917	196,611
National Real Estate Co. KPSC*	460,831	118,635
Qurain Petrochemical Industries Co.	171,805	177,777
VIVA Kuwait Telecom Co.	51,793	125,151
Warba Bank KSCP*	82,500	67,484
		5,859,253
Latvia — 0.2%
Grindeks A/S	52,160	688,714
Lithuania — 0.4%
Apranga PVA	78,286	169,343
Klaipedos Nafta AB	513,391	212,813
Pieno Zvaigzdes	111,220	112,777
Rokiskio Suris	145,010	373,282
Siauliu Bankas AB	976,182	543,112
		1,411,327
Malaysia — 2.8%
AirAsia Group Bhd	151,000	63,706
Alliance Bank Malaysia Bhd	57,400	39,104
AMMB Holdings Bhd	77,300	76,529
Astro Malaysia Holdings Bhd	242,100	84,471
Axiata Group Bhd	305,925	314,192
Berjaya Sports Toto Bhd	143,387	90,421
British American Tobacco Malaysia Bhd	13,000	58,791

A7

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Malaysia (cont’d.)
Bumi Armada Bhd*	1,242,550	$ 96,755
CIMB Group Holdings Bhd	140,500	168,960
Dialog Group Bhd	525,720	427,033
DiGi.Com Bhd	205,000	232,761
Gamuda Bhd	240,500	212,750
Genting Bhd	290,400	398,622
Genting Malaysia Bhd	404,500	292,990
Genting Plantations Bhd	38,100	90,099
Globetronics Technology Bhd	213,033	104,999
HAP Seng Consolidated Bhd	50,500	118,910
Hartalega Holdings Bhd	175,100	219,390
Hong Leong Bank Bhd	20,000	78,205
IGB Real Estate Investment Trust	471,200	229,569
IHH Healthcare Bhd	370,400	502,782
IJM Corp. Bhd	186,080	97,305
Inari Amertron Bhd	598,700	261,051
IOI Corp. Bhd	148,846	157,406
IOI Properties Group Bhd	410,472	111,809
KLCCP Stapled Group	63,900	123,389
KNM Group Bhd*	1,468,200	131,532
Kossan Rubber Industries	83,500	85,516
Kuala Lumpur Kepong Bhd	28,900	159,252
Magnum Bhd	177,450	119,763
Malayan Banking Bhd	111,850	227,437
Malaysia Airports Holdings Bhd	71,500	147,551
Maxis Bhd	186,200	248,876
MISC Bhd	113,300	211,482
MMC Corp. Bhd	92,800	23,588
My EG Services Bhd	723,250	242,503
Petronas Chemicals Group Bhd	320,300	576,893
Petronas Dagangan Bhd	65,900	371,779
Petronas Gas Bhd	53,600	209,910
PPB Group Bhd	35,940	155,704
Press Metal Aluminium Holdings Bhd	305,640	347,124
Public Bank Bhd	55,537	266,252
QL Resources Bhd	108,550	186,897
Sapura Energy Bhd	1,041,605	69,954
Sime Darby Bhd	307,300	165,362
Sime Darby Plantation Bhd	152,000	171,817
Sime Darby Property Bhd	593,700	119,300
SP Setia Bhd Group	234,400	76,176
Sunway Bhd	306,434	125,781
Sunway Real Estate Investment Trust	311,700	143,061
Telekom Malaysia Bhd	187,500	161,291
Tenaga Nasional Bhd	223,700	728,199
Top Glove Corp. Bhd	190,600	202,887
UMW Holdings Bhd	54,200	63,133
ViTrox Corp. Bhd	97,900	175,692
VS Industry Bhd	459,375	148,408
YTL Corp. Bhd	446,598	98,066
YTL Power International Bhd	331,806	58,726
		10,871,911
Mauritius — 0.7%
Alteo Ltd.	131,407	59,230
CIEL Ltd.	623,353	91,333
Cim Financial Services Ltd.	288,435	57,740
Grit Real Estate Income Group Ltd.	133,670	147,921
	Shares	Value
Common Stocks (continued)
Mauritius (cont’d.)
Lighthouse Capital Ltd.	517,233	$ 274,351
Lux Island Resorts Ltd.	28,927	43,691
MCB Group Ltd.	107,338	876,630
New Mauritius Hotels Ltd.	418,691	144,082
Omnicane Ltd.*	75,913	56,548
Phoenix Beverages Ltd.	13,346	189,636
Rogers & Co. Ltd.	305,869	334,842
SBM Holdings Ltd.	1,766,387	276,318
Semaris Ltd.*	418,691	42,384
		2,594,706
Mexico — 5.9%
Alfa SAB de CV (Class A Stock)	640,000	564,305
Alsea SAB de CV*	210,600	490,909
America Movil SAB de CV (Class L Stock), ADR(a)	180,200	2,677,772
Arca Continental SAB de CV	55,399	300,352
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	195,000	246,146
Bolsa Mexicana de Valores SAB de CV	110,700	208,958
Cemex SAB de CV, ADR(a)	234,889	920,764
Cemex SAB de CV, UTS	184,713	71,886
Coca-Cola Femsa SAB de CV, UTS	63,700	387,481
Concentradora Fibra Danhos SA de CV, REIT	158,700	221,878
Corp Inmobiliaria Vesta SAB de CV	211,400	324,374
El Puerto de Liverpool SAB de CV (Class C1 Stock)	69,460	380,492
Empresas ICA SAB de CV*^(a)	265,500	1
Fibra Uno Administracion SA de CV, REIT	1,005,200	1,472,602
Fomento Economico Mexicano SAB de CV, ADR	18,040	1,652,103
Fomento Economico Mexicano SAB de CV, UTS	5,600	51,318
Genomma Lab Internacional SAB de CV (Class B Stock)*	132,700	128,101
Gentera SAB de CV	199,900	165,722
Gruma SAB de CV (Class B Stock)	22,860	234,010
Grupo Aeroportuario del Centro Norte SAB de CV	27,300	162,453
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	907,286
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	28,965	441,623
Grupo Bimbo SAB de CV (Class A Stock)	201,600	367,771
Grupo Carso SAB de CV (Class A1 Stock)	123,500	362,352
Grupo Elektra SAB DE CV	6,859	485,907
Grupo Financiero Banorte SAB de CV (Class O Stock)	343,600	1,851,895
Grupo Financiero Inbursa SAB de CV (Class O Stock)	323,000	411,647
Grupo Mexico SAB de CV (Class B Stock)	582,993	1,366,935
Grupo Televisa SAB, ADR	57,100	558,438

A8

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Grupo Televisa SAB, UTS	79,100	$ 155,001
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	275,100	300,555
Industrias CH SAB de CV (Class B Stock)*	36,100	150,005
Industrias Penoles SAB de CV	28,600	381,159
Infraestructura Energetica Nova SAB de CV	151,800	604,077
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	179,000	359,742
Macquarie Mexico Real Estate Management SA de CV, REIT, 144A	287,000	362,131
Nemak SAB de CV, 144A	160,800	72,521
Orbia Advance Corp. SAB de CV	191,873	376,085
PLA Administradora Industrial S de RL de CV, REIT	301,500	463,541
Promotora y Operadora de Infraestructura SAB de CV	35,055	313,477
Telesites SAB de CV*	186,554	123,367
Wal-Mart de Mexico SAB de CV	492,400	1,459,434
		22,536,576
Monaco — 0.1%
Costamare, Inc.	18,300	111,081
GasLog Ltd.	9,800	125,930
		237,011
Morocco — 0.7%
Attijariwafa Bank	10,720	527,215
Banque Centrale Populaire	9,039	248,203
BMCE Bank	8,054	158,459
Ciments du Maroc	1,038	179,591
Cosumar	19,633	419,482
Douja Promotion Groupe Addoha SA	71,665	69,969
LafargeHolcim Maroc SA	1,243	216,772
Lesieur Cristal	6,955	122,292
Maroc Telecom	34,173	497,851
Societe d’Exploitation des Ports	12,593	232,238
TOTAL Maroc SA	626	72,534
		2,744,606
Nigeria — 0.7%
Access Bank PLC	3,681,422	78,117
Afriland Properties PLC*^	383,641	—
Dangote Cement PLC	1,494,582	624,027
FBN Holdings PLC	7,653,949	116,026
Guaranty Trust Bank PLC	4,887,087	393,494
Guinness Nigeria PLC	603,065	56,776
Lafarge Africa PLC*	975,992	42,795
Lekoil Ltd.*	483,600	25,447
Nestle Nigeria PLC	100,851	387,840
Nigerian Breweries PLC	1,654,279	239,260
SEPLAT Petroleum Development Co. PLC, 144A	151,089	213,316
Stanbic IBTC Holdings PLC	701,489	73,450
Transnational Corp. of Nigeria PLC	15,885,029	44,657
United Bank for Africa PLC	6,057,392	102,542
	Shares	Value
Common Stocks (continued)
Nigeria (cont’d.)
Zenith Bank PLC	5,676,119	$ 292,538
		2,690,285
Oman — 0.7%
Bank Dhofar SAOG	255,698	90,531
Bank Muscat SAOG	532,334	608,337
Bank Nizwa SAOG*	705,910	168,522
HSBC Bank Oman SAOG	273,053	91,540
National Bank of Oman SAOG	367,435	177,549
Oman Cables Industry	18,048	35,810
Oman Cement Co. SAOG	225,265	128,622
Oman Flour Mills Co. SAOG	64,478	113,527
Oman Telecommunications Co. SAOG	294,045	449,634
Ominvest	100,273	90,168
Ooredoo	205,704	280,341
Raysut Cement Co. SAOG	90,232	79,927
Renaissance Services SAOG*	292,878	209,118
Sembcorp Salalah Power & Water Co.	267,051	88,765
Sohar International Bank SAOG	464,026	133,634
		2,746,025
Pakistan — 0.8%
D.G. Khan Cement Co. Ltd.	82,200	25,481
Engro Corp. Ltd.	115,058	196,642
Engro Fertilizers Ltd.	250,500	109,339
Fauji Fertilizer Co. Ltd.	281,087	167,184
Habib Bank Ltd.	244,000	184,921
Hub Power Co. Ltd. (The)	756,993	342,654
Indus Motor Co. Ltd.	11,280	69,706
Kot Addu Power Co. Ltd.	250,500	53,340
Lucky Cement Ltd.	76,300	167,346
MCB Bank Ltd.	218,547	237,506
Millat Tractors Ltd.	33,820	151,254
Nishat Mills Ltd.	155,675	83,720
Oil & Gas Development Co. Ltd.	296,500	233,802
Pakistan Oilfields Ltd.	66,220	161,160
Pakistan Petroleum Ltd.	197,317	172,035
Pakistan State Oil Co. Ltd.	67,357	67,993
Searle Co. Ltd. (The)	51,655	45,718
SUI Northern Gas Pipeline	349,700	138,032
SUI Southern Gas Co. Ltd.*	505,500	55,290
TRG Pakistan*	473,000	39,922
United Bank Ltd.	206,800	183,243
		2,886,288
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	17,789	354,713
Copa Holdings SA (Class A Stock)(a)	7,506	741,217
		1,095,930
Peru — 1.4%
Alicorp SAA	88,150	243,241
Cia de Minas Buenaventura SAA, ADR(a)	63,600	965,448
Credicorp Ltd.	12,005	2,502,322
Enel Generacion Peru SAA	143,629	105,262

A9

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Peru (cont’d.)
Ferreycorp SAA	435,810	$ 272,842
InRetail Peru Corp., 144A	8,800	320,320
Southern Copper Corp.	31,150	1,063,149
Volcan Cia Minera SAA (Class B Stock)	608,590	85,773
		5,558,357
Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	264,720	271,211
Aboitiz Power Corp.	555,300	411,258
Alliance Global Group, Inc.	435,100	91,589
Altus San Nicolas Corp.*^	3,193	320
Ayala Corp.	14,270	243,570
Ayala Land, Inc.	679,400	647,598
Bank of the Philippine Islands	197,116	353,784
BDO Unibank, Inc.	188,179	519,068
Bloomberry Resorts Corp.	1,343,700	281,525
Cirtek Holdings Philippines Corp.	96,000	16,112
Cosco Capital, Inc.	795,000	100,296
D&L Industries, Inc.	955,600	164,416
DMCI Holdings, Inc.	456,000	73,145
Eagle Cement Corp.	347,200	102,429
First Gen Corp.	517,000	245,401
Global Ferronickel Holdings, Inc.*	1,567,000	49,863
Globe Telecom, Inc.	8,175	288,673
GT Capital Holdings, Inc.	8,219	133,477
Integrated Micro-Electronics, Inc.	191,400	29,574
International Container Terminal Services, Inc.	94,460	219,672
JG Summit Holdings, Inc.	327,690	458,229
Jollibee Foods Corp.	132,290	567,106
Manila Electric Co.	67,070	479,170
Manila Water Co., Inc.	274,100	106,934
Megaworld Corp.	1,239,000	104,467
Metro Pacific Investments Corp.	1,182,600	113,821
Metropolitan Bank & Trust Co.	166,089	219,381
Nickel Asia Corp.	1,148,580	88,012
Petron Corp.	561,500	54,364
Pilipinas Shell Petroleum Corp.	140,570	87,898
PLDT, Inc.	26,735	584,888
Puregold Price Club, Inc.	315,100	237,832
Robinsons Land Corp.	165,828	78,302
Robinsons Retail Holdings, Inc.	222,080	338,696
San Miguel Corp.	46,970	155,468
Security Bank Corp.	32,050	121,877
Semirara Mining & Power Corp.	544,800	239,681
SM Investments Corp.	41,378	774,685
SM Prime Holdings, Inc.	1,048,350	752,251
Universal Robina Corp.	226,360	680,991
		10,487,034
Poland — 2.8%
Alior Bank SA*	9,300	90,084
Asseco Poland SA	28,214	359,117
Bank Handlowy w Warszawie SA	4,800	61,800
Bank Millennium SA*	61,700	87,877
Bank Polska Kasa Opieki SA	17,062	435,891
Boryszew SA*	58,224	64,045
	Shares	Value
Common Stocks (continued)
Poland (cont’d.)
Budimex SA	5,800	$ 181,553
CCC SA	7,968	275,130
CD Projekt SA	15,679	953,248
Ciech SA*	8,108	68,467
Cyfrowy Polsat SA	53,621	353,285
Dino Polska SA, 144A*	11,500	450,688
Enea SA*	64,395	138,190
Energa SA*	60,998	97,473
EPP NV	153,600	189,030
Eurocash SA(a)	37,807	197,967
Globe Trade Centre SA	47,623	112,611
Grupa Azoty SA*	7,579	64,084
Grupa Kety SA	900	66,878
Grupa Lotos SA	9,393	207,337
ING Bank Slaski SA	3,528	175,253
Jastrzebska Spolka Weglowa SA	13,821	75,167
KGHM Polska Miedz SA*	45,736	913,683
KRUK SA	2,636	99,652
LPP SA	383	821,436
mBank SA*	1,123	97,314
Orange Polska SA*	186,934	257,441
PGE Polska Grupa Energetyczna SA*	271,000	540,504
PKP Cargo SA	12,263	75,780
Polski Koncern Naftowy ORLEN SA	32,280	794,654
Polskie Gornictwo Naftowe i Gazownictwo SA	187,510	220,236
Powszechna Kasa Oszczednosci Bank Polski SA	90,734	890,017
Powszechny Zaklad Ubezpieczen SA	79,962	745,762
Santander Bank Polska SA	3,678	287,489
Tauron Polska Energia SA*	313,590	121,188
		10,570,331
Qatar — 1.6%
Aamal Co.	376,020	72,337
Al Meera Consumer Goods Co. QSC	14,970	63,578
Barwa Real Estate Co.	400,100	367,260
Commercial Bank PSQC (The)	152,600	180,075
Doha Bank QPSC	184,470	130,178
Gulf International Services QSC*	151,420	73,015
Industries Qatar QSC	230,180	688,614
Masraf Al Rayan QSC	276,880	268,418
Medicare Group	29,280	61,598
Ooredoo QPSC	245,920	488,908
Qatar Electricity & Water Co. QSC	96,660	410,022
Qatar Gas Transport Co. Ltd.	627,000	413,365
Qatar Insurance Co. SAQ	83,120	76,418
Qatar International Islamic Bank QSC	43,520	106,684
Qatar Islamic Bank SAQ	73,690	315,549
Qatar National Bank QPSC	360,610	1,908,843
Qatar Navigation QSC	41,530	75,042
United Development Co. QSC	440,850	161,022
Vodafone Qatar QSC	344,110	118,113
		5,979,039
Romania — 0.8%
Banca Transilvania SA	1,441,018	795,464
BRD-Groupe Societe Generale SA	122,539	403,873

A10

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Romania (cont’d.)
Digi Communications NV, 144A	35,110	$ 240,751
OMV Petrom SA	6,392,495	621,205
Societatea Energetica Electrica SA	172,052	437,002
Societatea Nationala de Gaze Naturale ROMGAZ SA	51,613	439,049
Societatea Nationala Nuclearelectrica SA	24,700	75,607
Transelectrica SA	23,194	109,854
Transgaz SA Medias	1,481	124,298
		3,247,103
Russia — 5.7%
Aeroflot PJSC	209,100	332,810
Alrosa PJSC	257,500	295,893
Evraz PLC	34,200	197,261
Federal Grid Co. Unified Energy System PJSC	35,381,400	101,408
Gazprom Neft PJSC, ADR	4,847	156,947
Gazprom PJSC, ADR	417,001	2,880,271
Globaltrans Investment PLC, GDR	6,834	58,958
Inter RAO UES PJSC	5,387,048	373,347
LSR Group PJSC, GDR	58,500	126,916
LUKOIL PJSC, ADR	26,055	2,154,196
M.Video PJSC*	16,260	105,953
Magnit PJSC	14,224	780,686
Mail.Ru Group Ltd., GDR*	17,370	364,851
MMC Norilsk Nickel PJSC, ADR	62,414	1,597,995
Mobile TeleSystems PJSC	174,423	712,158
Moscow Exchange MICEX-RTS PJSC	103,160	150,805
Mosenergo PJSC	4,030,000	139,933
Novatek PJSC	59,110	1,197,165
Novolipetsk Steel PJSC, GDR	13,266	287,938
PhosAgro PJSC, GDR	10,581	135,320
PIK Group PJSC	21,970	135,652
Polymetal International PLC	31,735	445,588
Polyus PJSC	2,180	253,606
Rosneft Oil Co. PJSC, GDR	81,043	521,101
Rosseti PJSC	7,397,630	140,962
Rostelecom PJSC	194,573	235,618
RusHydro PJSC	35,641,964	286,920
Sberbank of Russia PJSC, ADR	198,864	2,819,507
Severstal PJSC, GDR	27,297	391,791
Sistema PJSFC	1,013,950	198,466
Surgutneftegas PJSC, ADR	76,706	411,937
Tatneft PJSC, ADR	18,122	1,150,924
VEON Ltd., ADR	134,720	323,328
VTB Bank PJSC	541,920,000	355,985
X5 Retail Group NV, GDR	20,600	720,425
Yandex NV (Class A Stock)*(a)	43,100	1,508,931
		22,051,552
Saudi Arabia — 0.0%
Seera Group Holding*	10,486	52,057
Singapore — 0.0%
Grindrod Shipping Holdings Ltd.*	5,195	28,653
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Silverlake Axis Ltd.	423,500	$ 141,084
		169,737
Slovenia — 0.7%
Cinkarna Celje dd	1,378	270,144
Krka dd Novo mesto	12,435	845,571
Luka Koper	11,451	310,937
Petrol DD Ljubljana	1,351	511,838
Pozavarovalnica Sava dd	10,483	192,064
Telekom Slovenije DD	4,151	283,895
Zavarovalnica Triglav DD	5,577	187,261
		2,601,710
South Africa — 5.4%
Absa Group Ltd.	15,262	154,236
AECI Ltd.	13,700	86,877
African Rainbow Minerals Ltd.	17,200	160,054
Anglo American Platinum Ltd.	6,154	370,778
AngloGold Ashanti Ltd., ADR(a)	37,800	690,606
Aspen Pharmacare Holdings Ltd.	98,860	561,917
AVI Ltd.	45,600	247,703
Barloworld Ltd.	68,800	525,392
Bid Corp. Ltd.	38,861	825,086
Bidvest Group Ltd. (The)	65,979	831,472
Brait SE*	14,142	14,044
Clicks Group Ltd.	37,800	536,528
DataTec Ltd.	112,800	247,105
Discovery Ltd.	14,745	111,035
EOH Holdings Ltd.*	26,200	20,748
Exxaro Resources Ltd.	24,500	211,773
FirstRand Ltd.	127,860	525,326
Fortress REIT Ltd. (Class A Stock)	131,552	178,023
Fortress REIT Ltd. (Class B Stock)	90,474	56,533
Foschini Group Ltd. (The)	37,038	399,124
Gold Fields Ltd.	74,934	371,145
Grindrod Ltd.	207,800	61,702
Growthpoint Properties Ltd., REIT	430,848	657,969
Harmony Gold Mining Co. Ltd.*	69,708	197,020
Hyprop Investments Ltd., REIT	41,347	168,570
Impala Platinum Holdings Ltd.*	95,938	603,628
Investec Ltd.	15,300	80,661
Liberty Holdings Ltd.	12,500	92,759
Life Healthcare Group Holdings Ltd.	282,644	423,384
Massmart Holdings Ltd.	23,546	68,235
Momentum Metropolitan Holdings	59,241	73,128
Motus Holdings Ltd.	25,800	117,300
Mr. Price Group Ltd.	39,518	413,308
MTN Group Ltd.	149,238	948,476
MultiChoice Group*	12,238	95,185
Murray & Roberts Holdings Ltd.	248,925	217,330
Nampak Ltd.*	75,700	47,504
Naspers Ltd. (Class N Stock)	12,238	1,850,845
Nedbank Group Ltd.	9,385	140,583
Netcare Ltd.	277,420	321,157
Northam Platinum Ltd.*	50,800	278,955
Oceana Group Ltd.	7,241	33,116
Pepkor Holdings Ltd., 144A	100,600	117,894
Pick’n Pay Stores Ltd.	54,634	214,304

A11

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
South Africa (cont’d.)
Pioneer Foods Group Ltd.	22,700	$ 158,670
PPC Ltd.*	194,666	51,545
Rand Merchant Investment Holdings Ltd.	41,103	81,112
Redefine Properties Ltd., REIT	916,618	473,919
Remgro Ltd.	19,839	213,778
Resilient REIT Ltd.	69,118	295,117
Reunert Ltd.	52,952	241,303
RMB Holdings Ltd.	24,619	121,958
Sanlam Ltd.	57,800	284,632
Sappi Ltd.	48,920	121,497
Sasol Ltd.	38,953	652,427
Shoprite Holdings Ltd.	51,218	415,418
Sibanye Gold Ltd.*	75,180	102,932
SPAR Group Ltd. (The)	25,400	319,937
Standard Bank Group Ltd.	46,358	534,768
Steinhoff International Holdings NV*(a)	103,885	6,922
Telkom SA SOC Ltd.	55,943	260,573
Tiger Brands Ltd.	27,991	389,438
Trencor Ltd.*	42,028	83,885
Truworths International Ltd.	70,322	246,140
Vodacom Group Ltd.	49,383	390,153
Wilson Bayly Holmes-Ovcon Ltd.	18,343	173,322
Woolworths Holdings Ltd.	162,016	589,505
		20,557,469
South Korea — 6.0%
Amorepacific Corp.	2,129	251,092
AMOREPACIFIC Group	2,838	155,713
BGF retail Co. Ltd.	1,097	180,709
Celltrion Healthcare Co. Ltd.*	3,000	127,037
Celltrion, Inc.*	4,360	600,649
Chong Kun Dang Pharmaceutical Corp.	1,392	97,355
CJ CheilJedang Corp.	916	179,872
CJ Corp.	790	54,263
DB Insurance Co. Ltd.	2,410	103,927
E-MART, Inc.	1,797	169,962
Green Cross Corp.	683	64,957
Green Cross Holdings Corp.	4,475	77,955
GS Engineering & Construction Corp.	4,781	132,523
GS Holdings Corp.	6,470	272,227
Hana Financial Group, Inc.	8,671	255,812
Hankook Tire & Technology Co. Ltd.	2,943	79,417
Hanmi Pharm Co. Ltd.	668	154,726
Hanmi Science Co. Ltd.	3,671	121,638
Hanssem Co. Ltd.	673	33,863
Hanwha Aerospace Co. Ltd.*	3,179	112,310
Hanwha Chemical Corp.	8,589	129,454
Hanwha Corp.	3,690	78,040
Helixmith Co. Ltd.*	1,700	94,733
Hotel Shilla Co. Ltd.	1,650	119,485
Hugel, Inc.*	334	107,778
Hyundai Department Store Co. Ltd.	1,670	109,264
Hyundai Engineering & Construction Co. Ltd.	3,134	121,887
Hyundai Glovis Co. Ltd.	960	125,276
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Hyundai Heavy Industries Holdings Co. Ltd.	584	$ 170,665
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	57,860
Hyundai Mobis Co. Ltd.	2,291	483,793
Hyundai Motor Co.	5,803	650,954
Hyundai Steel Co.	5,350	174,324
Industrial Bank of Korea	13,993	154,500
iNtRON Biotechnology, Inc.*	7,064	66,701
Kakao Corp.	3,209	365,184
Kangwon Land, Inc.	6,598	162,876
KB Financial Group, Inc.	13,391	478,862
Kia Motors Corp.	9,732	371,674
Korea Aerospace Industries Ltd.	5,344	174,830
Korea Electric Power Corp.*	30,940	670,087
Korea Gas Corp.	3,050	101,130
Korea Investment Holdings Co. Ltd.	1,595	100,606
Korea Real Estate Investment & Trust Co. Ltd.	25,746	45,028
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,935	201,168
Korea Zinc Co. Ltd.	696	260,843
Korean Air Lines Co. Ltd.	4,147	79,513
KT Corp.	13,418	308,087
KT&G Corp.	7,813	689,628
LG Chem Ltd.	2,098	526,932
LG Corp.	4,526	264,728
LG Display Co. Ltd.*	3,794	45,152
LG Electronics, Inc.	3,943	223,139
LG Household & Health Care Ltd.	585	640,293
LG Uplus Corp.	21,400	244,420
Lotte Chemical Corp.	992	196,591
Lotte Corp.	3,083	93,687
LOTTE Fine Chemical Co. Ltd.	1,838	70,327
Lotte Shopping Co. Ltd.	939	101,323
LS Corp.	2,520	100,036
Medy-Tox, Inc.*	374	112,892
NAVER Corp.	7,468	983,044
NCSoft Corp.	903	393,917
Netmarble Corp., 144A*(a)	2,465	195,167
OCI Co. Ltd.	2,070	120,800
Orion Corp.	2,395	197,192
Ottogi Corp.	221	107,805
POSCO	3,546	675,310
Posco International Corp.	6,180	98,942
Samsung Biologics Co. Ltd., 144A*	1,072	276,231
Samsung C&T Corp.	3,363	252,536
Samsung Card Co. Ltd.	2,600	76,403
Samsung Electro-Mechanics Co. Ltd.	650	56,352
Samsung Electronics Co. Ltd.	53,980	2,216,096
Samsung Engineering Co. Ltd.*	10,999	155,118
Samsung Fire & Marine Insurance Co. Ltd.	1,135	211,646
Samsung Heavy Industries Co. Ltd.*	21,320	141,112
Samsung Life Insurance Co. Ltd.	3,195	189,893
Samsung SDI Co. Ltd.	700	130,772
Samsung SDS Co. Ltd.	530	84,539
Samsung Securities Co. Ltd.	3,344	98,966

A12

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Shinhan Financial Group Co. Ltd.	15,593	$ 544,873
Shinsegae, Inc.	401	88,111
SillaJen, Inc.*	4,954	33,800
SK Chemicals Co. Ltd.	2,176	82,430
SK Holdings Co. Ltd.	1,248	212,970
SK Hynix, Inc.	6,138	422,948
SK Innovation Co. Ltd.	7,210	1,003,233
SK Telecom Co. Ltd.	1,910	385,513
S-Oil Corp.	4,931	411,278
Woongjin Co.way Co. Ltd.	2,686	190,166
Woori Financial Group, Inc.	18,717	195,013
Yuhan Corp.	767	146,746
		22,878,679
Spain — 0.1%
AmRest Holdings SE*	24,280	271,241
Sri Lanka — 0.8%
Access Engineering PLC	433,567	42,937
Aitken Spence PLC	130,112	31,438
Ceylon Tobacco Co. PLC	39,116	238,676
Chevron Lubricants Lanka PLC	161,664	52,526
Commercial Bank of Ceylon PLC	714,667	385,698
DFCC Bank PLC	136,728	66,646
Dialog Axiata PLC	3,197,503	186,365
Hatton National Bank PLC	315,442	267,234
Hemas Holdings PLC	328,297	132,530
John Keells Holdings PLC	862,634	729,269
Lanka IOC PLC	359,478	31,080
Lion Brewery Ceylon PLC	32,908	109,243
LOLC Holdings PLC*	43,605	29,760
Melstacorp PLC*	769,436	189,253
National Development Bank PLC	152,804	82,020
Nestle Lanka PLC	11,767	86,001
People’s Leasing & Finance PLC	661,119	53,798
Sampath Bank PLC	247,070	208,032
Teejay Lanka PLC	468,591	91,276
		3,013,782
Switzerland — 0.1%
Mediclinic International PLC	58,567	238,383
Taiwan — 5.7%
Advantech Co. Ltd.	8,599	75,746
Airtac International Group	18,251	218,019
ASE Technology Holding Co. Ltd.	58,815	134,257
Asia Cement Corp.	69,829	97,590
Asia Pacific Telecom Co. Ltd.*	394,000	76,790
Asustek Computer, Inc.	15,037	99,963
Bizlink Holding, Inc.	34,268	237,932
Catcher Technology Co. Ltd.	9,780	74,200
Cathay Financial Holding Co. Ltd.	205,543	271,018
Center Laboratories, Inc.	44,848	86,386
Chailease Holding Co. Ltd.	28,840	116,355
Chang Hwa Commercial Bank Ltd.	136,014	94,885
Cheng Shin Rubber Industry Co. Ltd.	191,424	282,670
Chicony Electronics Co. Ltd.	47,571	140,355
China Airlines Ltd.	396,590	116,154
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
China Development Financial Holding Corp.	455,005	$ 135,618
China Life Insurance Co. Ltd.*	80,773	64,029
China Steel Corp.	451,084	334,179
Chong Hong Construction Co. Ltd.	32,000	82,073
Chunghwa Telecom Co. Ltd.	412,268	1,474,805
Compal Electronics, Inc.	173,822	100,394
CTBC Financial Holding Co. Ltd.	473,587	314,669
CTCI Corp.	61,000	81,994
Delta Electronics, Inc.	33,800	144,550
E.Sun Financial Holding Co. Ltd.	283,781	240,178
Eclat Textile Co. Ltd.	15,500	207,954
Eva Airways Corp.	397,691	174,984
Far Eastern Department Stores Ltd.	182,405	140,558
Far Eastern New Century Corp.	304,537	281,355
Far EasTone Telecommunications Co. Ltd.	169,000	394,884
Farglory Land Development Co. Ltd.	54,000	63,629
Feng TAY Enterprise Co. Ltd.	35,332	253,926
First Financial Holding Co. Ltd.	247,885	174,104
Formosa Chemicals & Fibre Corp.	135,064	377,755
Formosa Petrochemical Corp.	207,670	657,594
Formosa Plastics Corp.	157,142	478,530
Fubon Financial Holding Co. Ltd.	178,002	255,592
Giant Manufacturing Co. Ltd.	36,661	250,069
Ginko International Co. Ltd.	16,000	90,930
Great Wall Enterprise Co. Ltd.	118,406	144,126
Highwealth Construction Corp.	189,000	304,122
Hiwin Technologies Corp.	44,149	385,951
Hon Hai Precision Industry Co. Ltd.	119,176	281,893
Hota Industrial Manufacturing Co. Ltd.	28,723	106,220
Hotai Motor Co. Ltd.	25,000	380,537
Hua Nan Financial Holdings Co. Ltd.	146,664	99,084
Huaku Development Co. Ltd.	53,000	136,682
Hung Sheng Construction Ltd.*	90,000	57,758
Innolux Corp.	262,200	55,883
Inventec Corp.	156,000	107,660
Kenda Rubber Industrial Co. Ltd.	126,162	128,098
Kerry TJ Logistics Co. Ltd.	140,000	164,363
King Slide Works Co. Ltd.	13,000	148,446
Largan Precision Co. Ltd.	1,000	144,008
Lite-On Technology Corp.	36,941	58,599
Lotus Pharmaceutical Co. Ltd.*	30,000	96,086
MediaTek, Inc.	18,460	220,375
Mega Financial Holding Co. Ltd.	263,684	244,352
Microbio Co. Ltd.*	86,319	38,710
Nan Kang Rubber Tire Co. Ltd.	158,776	231,250
Nan Ya Plastics Corp.	214,893	482,655
Novatek Microelectronics Corp.	14,246	81,951
OBI Pharma, Inc.*	19,000	85,711
PharmaEngine, Inc.	33,116	83,888
PharmaEssentia Corp.*	35,000	126,079
Pharmally International Holding Co. Ltd.*	14,000	95,909
Pou Chen Corp.	271,547	348,293
President Chain Store Corp.	62,648	585,545
Quanta Computer, Inc.	58,319	106,428
Ruentex Development Co. Ltd.*	136,798	183,189

A13

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Ruentex Industries Ltd.*	58,477	$ 126,126
ScinoPharm Taiwan Ltd.	87,000	66,844
Shin Kong Financial Holding Co. Ltd.*	352,143	106,755
SinoPac Financial Holdings Co. Ltd.	213,230	83,200
Solar Applied Materials Technology Co.*	100,297	76,303
St. Shine Optical Co. Ltd.	10,000	142,850
Standard Foods Corp.	93,304	186,968
Synnex Technology International Corp.	83,883	98,203
TaiDoc Technology Corp.	12,000	52,682
TaiMed Biologics, Inc.*	27,000	130,383
Tainan Spinning Co. Ltd.	279,052	101,280
Taishin Financial Holding Co. Ltd.	242,695	108,418
Taiwan Cement Corp.	153,044	195,910
Taiwan Cooperative Financial Holding Co. Ltd.	217,324	143,533
Taiwan Fertilizer Co. Ltd.	79,000	115,943
Taiwan Glass Industry Corp.	334,319	125,604
Taiwan High Speed Rail Corp.	225,000	256,199
Taiwan Mobile Co. Ltd.	182,200	657,517
Taiwan Semiconductor Manufacturing Co. Ltd.	183,814	1,618,239
Tatung Co. Ltd.*	135,000	73,903
TCI Co. Ltd.	14,937	150,937
Teco Electric and Machinery Co. Ltd.	270,000	217,701
Transcend Information, Inc.	37,719	78,372
Tripod Technology Corp.	24,278	87,495
TSRC Corp.	118,629	91,872
TTY Biopharm Co. Ltd.	36,713	93,868
Tung Ho Steel Enterprise Corp.	127,381	88,546
Tung Thih Electronic Co. Ltd.*	15,000	32,862
Uni-President Enterprises Corp.	557,728	1,343,986
United Microelectronics Corp.	172,280	74,162
Walsin Lihwa Corp.	201,000	94,037
Wistron Corp.	113,031	91,364
Yang Ming Marine Transport Corp.*	263,691	66,335
Yuanta Financial Holding Co. Ltd.	350,090	208,664
Yulon Motor Co. Ltd.	118,053	74,883
		21,872,468
Thailand — 2.9%
Advanced Info Service PCL	79,100	569,207
Airports of Thailand PCL	212,100	518,943
Bangkok Bank PCL	26,800	152,199
Bangkok Chain Hospital PCL	260,800	134,792
Bangkok Dusit Medical Services PCL	508,000	402,396
Bangkok Expressway & Metro PCL	554,415	195,868
Bangkok Land PCL	2,761,400	133,083
Banpu PCL	132,500	51,209
BEC World PCL*	175,600	42,603
BTS Group Holdings PCL	570,200	249,979
Bumrungrad Hospital PCL	60,300	252,418
Central Pattana PCL	141,900	315,846
Central Plaza Hotel PCL	109,000	117,684
Charoen Pokphand Foods PCL	220,800	189,487
CP ALL PCL	209,400	556,640
CPN Retail Growth Leasehold REIT	205,100	239,661
Electricity Generating PCL	31,600	370,901
	Shares	Value
Common Stocks (continued)
Thailand (cont’d.)
Energy Absolute PCL	134,100	$ 211,180
Gulf Energy Development PCL	29,700	155,690
Hana Microelectronics PCL	343,100	317,690
Home Product Center PCL	546,582	305,611
Indorama Ventures PCL	191,288	203,702
Intouch Holdings PCL	61,400	131,542
IRPC PCL	445,200	53,627
Italian-Thai Development PCL	491,663	30,436
Kasikornbank PCL	60,900	311,958
KCE Electronics PCL	359,800	196,457
Krung Thai Bank PCL	165,200	92,911
Land & Houses PCL	164,100	51,494
Minor International PCL	261,600	320,831
MK Restaurants Group PCL	59,100	144,620
Polyplex Thailand PCL	133,400	61,687
Precious Shipping PCL*	149,950	42,277
Pruksa Holding PCL	203,800	111,401
PTT Exploration & Production PCL	57,029	226,460
PTT Global Chemical PCL	150,858	265,644
PTT PCL	379,200	573,980
Ratch Group PCL	114,800	268,191
Robinson PCL	87,700	182,731
Siam Cement PCL (The)	32,400	432,407
Siam Commercial Bank PCL (The)	65,900	254,555
Siam Global House PCL	256,583	129,989
Supalai PCL	243,200	143,230
Super Energy Corp. PCL*	4,845,000	98,441
SVI PCL	688,500	103,325
Thai Beverage PCL	571,600	365,991
Thai Union Group PCL	235,280	128,553
Thanachart Capital PCL	56,900	106,167
TMB Bank PCL	2,379,000	122,255
Total Access Communication PCL	27,700	52,130
True Corp. PCL	1,379,617	237,153
Vibhavadi Medical Center PCL(a)	1,518,900	96,023
		11,023,255
Togo — 0.0%
Ecobank Transnational, Inc.*	1,757,729	39,024
Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	39,991
ADWYA SA	18,729	24,009
Banque de l’Habitat	13,851	55,311
Banque de Tunisie	55,282	140,731
Banque Internationale Arabe de Tunisie	3,704	144,940
Banque Nationale Agricole*	18,280	76,116
Carthage Cement*	78,843	32,284
City Cars	14,672	38,013
Ennakl Automobiles	17,341	71,683
Euro Cycles SA	4,606	22,732
One Tech Holding	14,019	68,682
Poulina Group	33,363	144,863
Societe D’Articles Hygieniques SA*	29,358	119,668
Societe Frigorifique et Brasserie de Tunis SA	21,422	141,239
Societe Tunisienne de Verreries	17,078	54,590
		1,174,852

A14

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Turkey — 1.8%
Akbank T.A.S.*	193,762	$ 279,285
Anadolu Efes Biracilik Ve Malt Sanayii A/S	30,495	118,178
Arcelik A/S*	111,807	377,693
Aselsan Elektronik Sanayi Ve Ticaret A/S	27,079	96,732
Aygaz A/S	64,150	133,667
BIM Birlesik Magazalar A/S	66,572	579,453
Coca-Cola Icecek A/S	15,939	95,224
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	1,114,814	275,067
Enerjisa Enerji A/S, 144A	142,800	157,357
Enka Insaat ve Sanayi A/S	137,787	137,984
Eregli Demir ve Celik Fabrikalari TAS	236,200	287,090
Ford Otomotiv Sanayi A/S	22,974	241,876
Haci Omer Sabanci Holding A/S	83,800	142,151
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	88,400	106,899
Is Gayrimenkul Yatirim Ortakligi A/S, REIT*	1	—
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	275,218	109,061
KOC Holding A/S	76,889	257,425
Koza Anadolu Metal Madencilik Isletmeleri A/S*	41,000	67,197
Logo Yazilim Sanayi Ve Ticaret A/S*	13,200	94,082
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A*	17,572	143,844
MLP Saglik Hizmetleri A/S, 144A*	63,688	166,216
Petkim Petrokimya Holding A/S*	193,371	123,868
Soda Sanayii A/S	68,986	72,364
Sok Marketler Ticaret A/S*	44,144	86,107
TAV Havalimanlari Holding A/S	26,962	112,920
Tekfen Holding A/S	16,621	56,456
Tofas Turk Otomobil Fabrikasi A/S	36,181	130,079
Trakya Cam Sanayii A/S	1	1
Tupras Turkiye Petrol Rafinerileri A/S	30,429	774,346
Turk Hava Yollari AO*	52,701	115,755
Turk Telekomunikasyon A/S*	108,231	111,578
Turkcell Iletisim Hizmetleri A/S	303,838	700,759
Turkiye Garanti Bankasi A/S*	111,845	202,680
Turkiye Halk Bankasi A/S*	60,400	70,344
Turkiye Is Bankasi A/S (Class C Stock)*	86,772	96,503
Turkiye Sinai Kalkinma Bankasi A/S*	1	—
Turkiye Sise ve Cam Fabrikalari A/S	1	1
Turkiye Vakiflar Bankasi TAO (Class D Stock)*	173,877	159,791
Ulker Biskuvi Sanayi A/S*	21,224	73,981
Yapi ve Kredi Bankasi A/S*	1	—
Zorlu Enerji Elektrik Uretim A/S*	409,074	91,475
		6,845,489
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	193,517	413,656
Agthia Group PJSC	49,606	48,338
Air Arabia PJSC*	801,817	272,354
Aldar Properties PJSC	639,754	368,796
	Shares	Value
Common Stocks (continued)
United Arab Emirates (cont’d.)
Arabtec Holding PJSC	216,379	$ 103,026
DAMAC Properties Dubai Co. PJSC*	403,605	95,599
Dana Gas PJSC	1,075,562	279,960
DP World PLC	50,991	712,203
Dubai Financial Market PJSC*	451,700	105,173
Dubai Investments PJSC	457,400	160,712
Dubai Islamic Bank PJSC	138,450	197,838
Emaar Malls PJSC	334,999	171,331
Emaar Properties PJSC	568,945	714,257
Emirates Telecommunications Group Co. PJSC	291,957	1,301,018
First Abu Dhabi Bank PJSC	267,609	1,095,138
Taqa Morocco SA	929	84,829
		6,124,228
United States — 0.2%
JBS SA	27,767	218,663
Titan Cement International SA*	23,876	496,377
		715,040
Uruguay — 0.0%
Arcos Dorados Holdings, Inc. (Class A Stock)	9,091	61,091

Total Common Stocks (cost $373,901,101)		351,798,406

	Units
Participatory Notes† — 5.2%
Egypt — 0.8%
Commercial International Bank Egypt SAE, expiring 11/09/20	152,541	726,615
Eastern Co SAE, expiring 11/09/20	244,771	255,708
Egypt Kuwait Holding Co. SAE, expiring 11/09/20	250,920	353,797
Egyptian Financial Group-Hermes Holding Co., expiring 11/09/20	111,081	132,554
ElSewedy Electric Co., expiring 11/09/20	327,754	269,531
EZZ Steel, expiring 11/09/20*	138,120	80,077
Juhayna Food Industries, expiring 11/09/20	185,000	99,417
Orascom Investment Holding, expiring 10/17/19*	1,745,300	61,848
Oriental Weavers, expiring 11/09/20	200,000	128,113
Palm Hills Developments SAE, expiring 11/09/20*	748,079	97,861
Pioneers Holding for Financial Investments SAE, expiring 11/09/20*	157,142	52,791
Sidi Kerir Petrochemicals Co., expiring 11/09/20	74,593	42,284
Six of October Development & Investment, expiring 08/03/20	151,893	144,780
Talaat Moustafa Group, expiring 11/09/20	342,837	216,872
Telecom Egypt Co., expiring 11/09/20	241,812	178,064
		2,840,312

A15

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Units	Value
Participatory Notes† (continued)
Saudi Arabia — 3.0%
Abdullah Al Othaim Markets Co., expiring 07/20/20	8,735	$ 192,326
Al Hammadi Co for Development and Investment, expiring 08/10/20*	28,899	171,014
AL Rajhi Bank, expiring 01/19/21	27,502	464,045
Aldrees Petroleum and Transport Services Co., expiring 01/30/20	8,800	112,126
Alinma Bank, expiring 01/19/21	20,000	119,845
Almarai Co. JSC, expiring 07/20/20	54,202	718,792
Arriyadh Development Co., expiring 12/23/19	37,553	150,752
Banque Saudi Fransi, expiring 03/24/20	16,000	137,545
Dar Al Arkan Real Estate Development Co., expiring 07/20/20*	174,011	553,830
Emaar Economic City, expiring 04/05/21*	134,586	355,883
Etihad Etisalat Co., expiring 11/09/20*	56,321	362,412
Fawaz Abdulaziz Al Hokair & Co., expiring 02/28/20*	17,033	117,140
Jarir Marketing Co., expiring 01/19/21	15,696	661,060
Leejam Sports Co. JSC, expiring 02/06/20	6,300	137,033
Mobile Telecommunications Co. Saudi Arabia, expiring 04/05/21*	23,975	76,562
Mouwasat Medical Services Co., expiring 02/24/21	16,833	393,959
National Agriculture Development Co/The, expiring 12/09/19*	8,555	60,203
National Commercial Bank, expiring 11/09/20	28,206	346,231
National Gas & Industrialization Co., expiring 12/05/19	10,200	81,160
National Industrialization Co., expiring 08/26/20*	26,014	92,503
Rabigh Refining & Petrochemical Co., expiring 07/20/20*	31,223	165,291
Riyad Bank, expiring 11/09/20	29,546	192,169
Riyad REIT Fund, expiring 05/18/20	29,400	62,852
Sahara International Petrochemical Co., expiring 01/19/21	9,350	44,912
Samba Financial Group, expiring 05/06/20	28,634	218,295
Saudi Airlines Catering Co., expiring 05/10/21	11,075	258,609
Saudi Arabian Amiantit Co., expiring 04/05/21*	6,353	30,620
Saudi Arabian Fertilizer Co., expiring 07/20/20	8,477	181,448
Saudi Arabian Mining Co., expiring 04/05/21*	13,900	168,215
Saudi Basic Industries Corp., expiring 01/19/21	24,203	593,543
Saudi Cement Co., expiring 07/20/20	4,700	89,202
Saudi Ceramic Co., expiring 02/24/21*	13,300	90,049
Saudi Chemical Co., expiring 04/05/21	16,267	112,737
Saudi Electricity Co., expiring 01/19/21	227,495	1,291,655
	Units	Value
Participatory Notes† (continued)
Saudi Arabia (cont’d.)
Saudi Ground Services Co., expiring 06/29/20	21,902	$ 192,077
Saudi Industrial Services Co., expiring 12/19/19	18,600	75,362
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 01/27/21	20,997	147,200
Saudi Public Transport Co., expiring 01/31/20*	20,000	88,071
Saudi Real Estate Co., expiring 05/11/20*	19,464	63,090
Saudi Telecom Co., expiring 04/05/21	41,004	1,189,187
Saudia Dairy & Foodstuff Co., expiring 05/10/21	2,600	92,870
Savola Group (The), expiring 01/24/20*	42,206	347,076
Seera Group Holding, expiring 02/24/21*	31,241	154,893
United Electronics Co., expiring 02/05/21	9,282	180,617
United International Transportation Co., expiring 07/08/20	16,274	152,698
Yanbu National Petrochemical Co., expiring 07/20/20	7,700	109,809
		11,596,968
Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC, expiring 06/03/20	140,035	495,502
Bao Viet Holdings, expiring 06/23/20*	54,931	177,086
FLC Faros Construction JSC, expiring 02/24/20*	109,560	124,658
Ho Chi Minh City Infrastructure Investment JSC, expiring 11/27/19*	75,000	71,113
Hoa Phat Group JSC, expiring 02/26/20*	618,537	585,148
Masan Group Corp., expiring 12/05/19*	160,768	543,919
PetroVietnam Drilling & Well Services JSC, expiring 08/26/21*	138,654	108,461
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/27/19	130,000	74,798
PetroVietnam Gas JSC, expiring 06/03/20	50,000	229,070
PetroVietnam Technical Services Corp., expiring 06/22/20	257,870	216,721
Saigon Thuong Tin Commercial JSB, expiring 06/03/20*	175,796	79,933
SSI Securities Corp., expiring 03/15/21	202,560	200,792
Vietjet Aviation JSC, expiring 02/24/20	60,696	360,213
Vietnam Dairy Products JSC, expiring 02/14/20	69,492	388,455
Vietnam Electrical Equipment JSC, expiring 08/16/21*	76,000	74,192
Vincom Retail JSC, expiring 02/24/20	237,285	338,504
Vingroup JSC, expiring 08/10/20*	149,953	774,243

A16

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Units	Value
Participatory Notes† (continued)
Vietnam (cont’d.)
Vinhomes JSC, expiring 01/30/20	127,500	$ 490,712
		5,333,520

Total Participatory Notes (cost $19,205,987)		19,770,800

	Shares
Exchange-Traded Fund — 0.5%
iShares Core MSCI Emerging Markets ETF	34,409	1,686,729
(cost $1,750,645)
Preferred Stocks — 1.8%
Brazil — 1.4%
Banco Bradesco SA (PRFC)	49,165	401,846
Centrais Eletricas Brasileiras SA (PRFC B)	44,100	445,463
Cia Brasileira de Distribuicao (PRFC)	10,495	202,148
Cia Energetica de Sao Paulo (PRFC B)	22,900	157,023
Gerdau SA (PRFC)	37,400	118,907
Itausa - Investimentos Itau SA (PRFC)	91,519	291,631
Klabin SA (PRFC)	45,300	32,054
Lojas Americanas SA (PRFC)	79,849	381,473
Marcopolo SA (PRFC)	174,800	136,729
Oi SA (PRFC)*	450,500	157,216
Petroleo Brasileiro SA (PRFC), ADR	124,600	1,637,244
Telefonica Brasil SA (PRFC)	100,841	1,332,428
Usinas Siderurgicas de Minas Gerais SA Usiminas (PRFC A)	57,200	107,931
		5,402,093
Colombia — 0.1%
Avianca Holdings SA (PRFC)	99,000	43,526
Banco Davivienda SA (PRFC)	10,919	131,781
Grupo Aval Acciones y Valores SA (PRFC)	318,619	119,482
Grupo de Inversiones Suramericana SA (PRFC)	12,779	109,062
		403,851
Croatia — 0.1%
Adris Grupa DD (PRFC)	6,445	469,312
Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	—
Russia — 0.2%
Surgutneftegas PJSC (PRFC)	535,500	309,567
Transneft PJSC (PRFC)	136	314,196
		623,763
South Korea — 0.0%
CJ Corp. (PRFC)*	118	5,911
LG Chem Ltd. (PRFC)	890	124,751
		130,662

Total Preferred Stocks (cost $6,483,528)		7,029,681

	Units	Value
Rights* — 0.0%
Thailand — 0.0%
TMB Bank PCL, expiring 12/31/19	1,646,899	$ 9,249
Tunisia — 0.0%
City Cars, expiring 09/23/49	14,672	12,693
Societe D’Articles Hygieniques SA, expiring 08/01/48	27,813	6,744
		19,437

Total Rights (cost $20,488)		28,686

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
India
Britannia Industries Ltd.,
Sr. Sec’d. Notes
8.000%	08/28/22	INR	81	1,168
(cost $1,133)

Total Long-Term Investments (cost $401,362,882)				380,315,470

	Shares
Short-Term Investments — 3.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	52,064	52,064
PGIM Institutional Money Market Fund (cost $12,002,824; includes $11,978,377 of cash collateral for securities on loan)(b)(w)	12,001,002	12,002,202

Total Short-Term Investments (cost $12,054,888)		12,054,266

TOTAL INVESTMENTS—102.3% (cost $413,417,770)		392,369,736

Liabilities in excess of other assets — (2.3)%		(8,873,777)

Net Assets — 100.0%		$383,495,959

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

INR	Indian Rupee

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
RTS	Russian Trading System
UTS	Unit Trust Security

A17

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	Participatory notes represented 5.2% of net assets, of which the Portfolio attributed 3.8% to Hong Kong & Shanghai Bank and 1.4% to JPMorgan Chase as counterparties to the securities.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $415,297 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,488,505; cash collateral of $11,978,377 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18